December 16, 2011

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE: ING SERIES FUND, INC.

(File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is the Registration Statement of ING Large Cap Growth Fund. This filing is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on February 28, 2012.

This Amendment is being filed for the purpose of registering a new series, ING Large Cap Growth Fund. Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2649 or Kim Springer at 480-477-2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Phillip Newman

Goodwin Procter LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com